LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2023
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11.LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	June 30,	December 31,
	2023	2022
Investment in Beijing Xinrong Fanxing Technology Co., Ltd. (“Xinrong Fanxing”)	$1,379,063	$1,449,863
Investment in Beijing Qucheng Technology Technology Co., Ltd. (“Beijing Qucheng”)	1,323,901	811,924
Investment in Beijing Shanxingzhe Technology Investment LLP (“Beijing Shanxingzhe”)	4,137,189	—
	$6,840,153	$2,261,787

(a)Investment in Xinrong Fanxing

Xinrong Fanxing is a privately held company, over which the Company neither has control nor significant influence through investment in ordinary shares. The Company accounted for the investment in Xingrong Fanxing using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

For the six months ended June 30, 2023 and 2022, the Company did not record upward adjustments or downward adjustments on the investment. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security. As of June 30, 2023 and December 31, 2022, the Company did not recognize impairment against the investment.

(b)Investment in Beijing Qucheng

In October 2022, November 2022 and January 2023, the Company made investment of $594,442, $237,777 and $577,342 in Beijing Qucheng, and obtained equity interest aggregating 12% in Beijing Qucheng.

Beijing Qucheng is a privately held company, over which the Company neither has control nor significant influence through investment in ordinary shares. The Company accounted for the investment in Beijing Qucheng using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

For the six months ended June 30, 2023 and 2022, the Company did not record upward adjustments or downward adjustments on the investment. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security. As of June 30, 2023 and December 31, 2022, the Company did not recognize impairment against the investment.

(c)Investment in Shanxingzhe

In June 2023, Beijing Xunhuo entered into a limited partnership agreement with Beijing Shanxingzhe, which was newly set up in June 2023.

The Company invested $4,330,067 which represents 42.85% of equity interest in Beijing Shanxingzhe. The Company used equity method to measure the investment in Beijing Shanxingzhe. Because Beijing Shanxingzhe was newly set up in June 30, 2023 and incurred minimal expenses, the Company did not recorded an equity loss for its share of the results of Beijing Shanxingzhe. As of June 30, 2023, the Company did not recognize impairment against the investment in Beijing Shanxingzhe.